INVESTMENT IN AN ASSOCIATE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INVESTMENT IN AN ASSOCIATE

6 INVESTMENT IN AN ASSOCIATE

The Group’s investment in the associate is summarized below:

	2023	2024
	S$	S$
Beginning of financial year	239,424	195,073
Share of post-acquisition (losses)/profit	(31,198)	13,765
Currency realignment	(13,153)	12,112
End of financial year	195,073	220,950

Management has assessed the recoverable amount of the investment in associate calculation based on its value in use (“VIU”), using discounted cash flow forecasts covering a five-year period in which the management made judgements over certain key inputs in relation to cash flows, revenue growth rates and discount rate. It was concluded that the fair value less costs of disposal did not exceed the VIU. As a result of this analysis no impairment loss was recognized during the year ended December 31, 2023 and 2024.

Key assumptions used to determine the value in use of the investment in associate are as follows:

	2023	2024
	%	%
Revenue growth rate	11.73	7.53
Discount rate	13.90	13.90

		Country of business /	Group’s effective equity interest held
Name of entity	Principal activities	incorporation	2023	2024
			%	%
Landmark Medical Centre Sdn Bhd	Operations of private specialist hospital	Malaysia	20	20

The following table illustrates the summarized financial information of the Group’s material associate (and not the Group’s share of those amounts), adjusted for difference in accounting policies between the Group and the associate, if any.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

	2023	2024
	S$	S$

Current assets	494,882	558,877
Non-current assets (including fair value of hospital license)	743,608	798,401
Current liabilities	(95,631)	(75,061)
Non-current liabilities	(167,495)	(177,468)
Adjusted net assets of the associate	975,364	1,104,749

Revenue	636,150	810,223
(Loss)/Profit for the year	(155,989)	68,827

Reconciliation of the summarized financial information presented to the carrying amount of the Group’s investment in the associate is as follows:

	2023	2024
	S$	S$
Adjusted net assets	975,364	1,104,749

Group’s equity interest	20%	20%
Group share of net assets	195,073	220,950
Carrying value	195,073	220,950

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024